Notes Related to the Consolidated Statement of Income (Loss) - Summary of Breakdown of Plan (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	€ 749	€ 1,380
Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	337	629
Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	298	489
Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	114	262
AGA plan [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	385	803
AGA plan [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	180	421
AGA plan [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	205	382
AGA plan [member] | Free Shares Grant In October 2016 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	33	129
AGA plan [member] | Free Shares Grant In October 2016 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	9	60
AGA plan [member] | Free Shares Grant In October 2016 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	24	68
AGA plan [member] | Free Shares Grant In January 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	6	16
AGA plan [member] | Free Shares Grant In January 2017 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	6	16
AGA plan [member] | Free Shares Grant In June 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	117	340
AGA plan [member] | Free Shares Grant In June 2017 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	42	156
AGA plan [member] | Free Shares Grant In June 2017 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	75	184
AGA plan [member] | Free Shares Grant In October 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	23	57
AGA plan [member] | Free Shares Grant In October 2017 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	23	57
AGA plan [member] | Free Shares Grant In January 2018 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	155	262
AGA plan [member] | Free Shares Grant In January 2018 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	66	147
AGA plan [member] | Free Shares Grant In January 2018 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	89	114
AGA plan [member] | Free Shares Grant In January 2019 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	23
AGA plan [member] | Free Shares Grant In January 2019 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	23
AGA plan [member] | Free Shares Grant In April 2019 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	28
AGA plan [member] | Free Shares Grant In April 2019 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	17
AGA plan [member] | Free Shares Grant In April 2019 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	11
BSA plan [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	114	262
BSA plan [member] | Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	114	262
BSA plan [member] | Free Shares Grant In October 2016 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	16	41
BSA plan [member] | Free Shares Grant In October 2016 [member] | Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	16	41
BSA plan [member] | Free Shares Grant In January 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	3	8
BSA plan [member] | Free Shares Grant In January 2017 [member] | Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	3	8
BSA plan [member] | Free Shares Grant In June 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	51	126
BSA plan [member] | Free Shares Grant In June 2017 [member] | Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	51	126
BSA plan [member] | Free Shares Grant In January 2018 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	44	86
BSA plan [member] | Free Shares Grant In January 2018 [member] | Directors [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	44	86
SO plan [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	250	315
SO plan [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	157	209
SO plan [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	93	106
SO plan [member] | Free Shares Grant In October 2016 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	8	44
SO plan [member] | Free Shares Grant In October 2016 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	2	22
SO plan [member] | Free Shares Grant In October 2016 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	6	22
SO plan [member] | Free Shares Grant In January 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	0	3
SO plan [member] | Free Shares Grant In January 2017 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	0	3
SO plan [member] | Free Shares Grant In June 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	56	68
SO plan [member] | Free Shares Grant In June 2017 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	36	48
SO plan [member] | Free Shares Grant In June 2017 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	20	20
SO plan [member] | Free Shares Grant In October 2017 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	27	46
SO plan [member] | Free Shares Grant In October 2017 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	27	46
SO plan [member] | Free Shares Grant In January 2018 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	129	154
SO plan [member] | Free Shares Grant In January 2018 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	62	90
SO plan [member] | Free Shares Grant In January 2018 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	67	€ 64
SO plan [member] | Free Shares Grant In January 2019 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	21
SO plan [member] | Free Shares Grant In January 2019 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	21
SO plan [member] | Free Shares Grant In April 2019 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	21
SO plan [member] | Free Shares Grant In April 2019 [member] | Employees [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	9
SO plan [member] | Free Shares Grant In April 2019 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	12
SO plan [member] | Free Shares Grant In September 2018 [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	(11)
SO plan [member] | Free Shares Grant In September 2018 [member] | Executives [member]
Disclosure of fair value of equity instruments granted [line items]
Sharebased compensation expense recognized in profit (loss)	€ (11)